REVENUES - Components of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 120,219	$ 68,562	$ 229,452
Corporate and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Lease income
Disaggregation of Revenue [Line Items]
Total revenues	2,424	1,186	3,362
Lease income | Corporate and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Rail revenues
Disaggregation of Revenue [Line Items]
Total revenues	61,514	4,424	2,917
Rail revenues | Corporate and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Terminal services revenues
Disaggregation of Revenue [Line Items]
Total revenues	45,038	50,887	42,965
Terminal services revenues | Corporate and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Crude marketing revenues
Disaggregation of Revenue [Line Items]
Total revenues	0	8,210	166,134
Crude marketing revenues | Corporate and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	11,243	3,855	14,074
Other revenue | Corporate and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Railroad | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	62,250	4,424	2,917
Railroad | Lease income | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	736	0	0
Railroad | Rail revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	61,514	4,424	2,917
Railroad | Terminal services revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Railroad | Crude marketing revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Railroad | Other revenue | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Jefferson Terminal | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	46,352	60,283	204,348
Jefferson Terminal | Lease income | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	1,688	1,186	2,306
Jefferson Terminal | Rail revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Jefferson Terminal | Terminal services revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	44,664	50,887	35,908
Jefferson Terminal | Crude marketing revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	8,210	166,134
Jefferson Terminal | Other revenue | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Repauno | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	11,617	3,855	7,886
Repauno | Lease income | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	84
Repauno | Rail revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Repauno | Terminal services revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	374	0	0
Repauno | Crude marketing revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Repauno | Other revenue | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	11,243	3,855	7,802
Power and Gas | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	14,301
Power and Gas | Lease income | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	972
Power and Gas | Rail revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Power and Gas | Terminal services revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	7,057
Power and Gas | Crude marketing revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Power and Gas | Other revenue | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	6,272
Sustainability and Energy Transition | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Sustainability and Energy Transition | Lease income | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Sustainability and Energy Transition | Rail revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Sustainability and Energy Transition | Terminal services revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Sustainability and Energy Transition | Crude marketing revenues | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Sustainability and Energy Transition | Other revenue | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	$ 0	$ 0	$ 0